Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 181,992	$ 153,303	$ 118,656	$ 118,299
Accumulated depreciation and amortization	(42,608)	(33,018)	(31,646)	$ (30,919)
Net value of property and equipment	139,384	120,285	87,010
Land	18,038	15,689	16,970
Total property, plant and equipment, net	157,422	135,974	103,980
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	50,405	41,804	36,228
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	123,286	105,000	76,497
Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	4,489	3,528	2,868
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,693	1,402	1,412
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,119	$ 1,569	$ 1,651